Nature of Operations and Organization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 07, 2016	Jan. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Mar. 31, 2016	Dec. 31, 2015	May 03, 2016	Dec. 31, 2014	Dec. 08, 2014	Aug. 05, 2014	Dec. 31, 2013
Nature Of Operations [Line Items]
Date of LLC formation						Aug. 02, 2006	Aug. 02, 2006
Additional paid-in capital			$ 324,525			$ 339,401	$ 324,525		$ 292,958
Number of Shares issued						6,923,076	6,923,076
Date of dissolution	Mar. 07, 2016
Series AB Preferred Stock [Member]
Nature Of Operations [Line Items]
Number of Shares issued		4,655,430	2,009,631	2,215,462	2,614,767
Warrant exercisable price		$ 1.25
Series C Preferred Stock [Member]
Nature Of Operations [Line Items]
Number of shares distributed	6,923,076
Subsequent Event [Member] | Series AB Preferred Stock [Member]
Nature Of Operations [Line Items]
Number of preferred stock converted to common								0.23856
Restatement Adjustment [Member]
Nature Of Operations [Line Items]
Additional paid-in capital			$ 27,729				$ 27,729					$ 245,553
Common Stock Warrant [Member]
Nature Of Operations [Line Items]
Warrant exercisable price									$ 0.013			$ 0.013
Capital Royalty Partners Term Loan [Member] | Common Stock Warrant [Member]
Nature Of Operations [Line Items]
Warrants issued to purchase common sock canceled			3,588,870				3,588,870
Capital Royalty Partners Term Loan [Member] | Series D Warrants Series D Preferred Shares [Member]
Nature Of Operations [Line Items]
Warrants issued to purchase stock										24,526	152,821
Warrant exercisable price										$ 0.013	$ 0.013